Other Income - Schedule of Other Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Write off of payables and other provisions	[1]	$ 112,549	$ 2,701,703	$ 563,841
Reversal of provisions of shared-based payment reserves (note 21)	[2]	167,840	536,366	2,214,795
Other non-operating income		31,222	4,528	46,738
Other income		$ 311,611	$ 3,242,597	$ 2,825,374

[1]	During the year 2023, the Group has novated most of its contracts related to publishing rights, which resulted in a decrease in its publishing rights provisions taken for previous years by an amount of USD 2,588,564. There are no costs related to reversal due to contracts novation in 2024.
[2]	The reduction in provisions of shared-based payment reserves is attributed to the decrease in the fair value of options by USD 167,840 (2023: USD 536,366).